FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

15) FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

a) Fair Value Measurements

At December 31, 2019, senior notes had a carrying value of $606.6 million and a fair value of $613.8 million (December 31, 2018 – $696.9 million and $695.4 million, respectively).

There were no transfers between fair value hierarchy levels during the year.

b) Derivative Financial Instruments

The derivative financial assets and liabilities on the Consolidated Balance Sheets result from recording derivative financial instruments at fair value.

The following tables summarize the change in fair value for the respective years:

				Income
Gain/(Loss) ($ thousands)	2019	2018	2017	Statement Presentation
Equity Swaps	$(308)	$210	$(184)	G&A expense
Electricity Swaps	—	—	639	Operating expense
Commodity Derivative Instruments:
Oil	(70,481)	114,822	(5,445)	Commodity derivative
Gas	(10,944)	9,234	11,174	instruments
Total Unrealized Gain/(Loss)	$(81,733)	$124,266	$6,184

The following table summarizes the effect of Enerplus’ commodity derivative instruments on the Consolidated Statements of Income/(Loss):

($ thousands)	2019	2018	2017
Change in fair value gain/(loss)	$(81,425)	$124,056	$5,729
Net realized cash gain/(loss)	15,354	(35,824)	8,581
Commodity derivative instruments gain/(loss)	$(66,071)	$88,232	$14,310

The following table summarizes the fair values at the respective year ends:

	December 31, 2019		December 31, 2018
	Assets	Liabilities	Assets		Liabilities
($ thousands)	Current	Current	Current	Long-term	Current
Equity Swaps	$—	$2,217	$—	$—	$1,909
Commodity Derivative Instruments:
Oil	10,570	517	48,314	32,220	—
Gas	—	—	10,944	—	—
Total	$10,570	$2,734	$59,258	$32,220	$1,909

c) Risk Management

In the normal course of operations, Enerplus is exposed to various market risks, including commodity prices, foreign exchange, interest rates and equity prices, credit risk and liquidity risk.

i)  Market Risk

Market risk is comprised of commodity price, foreign exchange, interest rate and equity price risk.

Commodity Price Risk:

Enerplus manages a portion of commodity price risk through a combination of financial derivative and physical delivery sales contracts. Enerplus’ policy is to enter into commodity contracts subject to a maximum of 80% of forecasted production volumes net of royalties and production taxes.

The following tables summarize Enerplus’ price risk management positions at February 20, 2020:

Crude Oil Instruments:

Instrument Type(1)(2)	bbls/day	US$/bbl

Jan 1, 2020 – Jan 31, 2020
WTI Swap	5,000	57.05
WTI Purchased Put	16,000	57.50
WTI Sold Put	16,000	46.88
WTI – Brent Swap (Purchase)	4,400	(8.03)
WTI – Brent Swap (Sale)	4,400	(3.98)
WCS Differential Swap	1,000	(19.25)

Feb 1, 2020 – Mar 31, 2020
WTI Swap	10,000	54.56
WTI Purchased Put	16,000	57.50
WTI Sold Put	16,000	46.88
WTI – Brent Swap (Purchase)	4,400	(8.03)
WTI – Brent Swap (Sale)	4,400	(3.98)
WCS Differential Swap	1,000	(19.25)

Apr 1, 2020 – Jun 30, 2020
WTI Swap	12,000	55.23
WTI Purchased Put	16,000	57.50
WTI Sold Put	16,000	46.88
WTI – Brent Swap (Purchase)	4,400	(8.03)
WTI – Brent Swap (Sale)	4,400	(3.98)

Jul 1, 2020 – Sep 30, 2020
WTI Swap	2,000	57.18
WTI Purchased Put	21,000	57.20
WTI Sold Put	21,000	47.14
WTI Sold Call	5,000	65.00
WTI – Brent Swap (Purchase)	4,400	(8.03)

Oct 1, 2020 – Dec 31, 2020
WTI Purchased Put	21,000	57.20
WTI Sold Put	21,000	47.14
WTI Sold Call	5,000	65.00
WTI – Brent Swap (Purchase)	4,400	(8.03)
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/bbl before premiums.
(2)	The total average deferred premium on outstanding hedges is US$1.69/bbl from January 1, 2020 to December 31, 2020.

Foreign Exchange Risk:

Enerplus is exposed to foreign exchange risk in relation to its U.S. operations, U.S. dollar denominated senior notes, cash deposits and working capital. Additionally, Enerplus’ crude oil sales and a significant portion of its natural gas sales are based on U.S. dollar indices. To mitigate exposure to fluctuations in foreign exchange, Enerplus may enter into foreign exchange derivatives. At December 31, 2019, Enerplus did not have any foreign exchange derivatives outstanding.

Interest Rate Risk:

At December 31, 2019, all of Enerplus’ debt was based on fixed interest rates, and Enerplus did not have any interest rate derivatives outstanding.

Equity Price Risk:

Enerplus is exposed to equity price risk in relation to its long-term incentive plans detailed in Note 14. Enerplus has entered into various equity swaps maturing in 2020 and has effectively fixed the future settlement cost on 264,000 shares at a weighted average price of $17.82 per share.

ii) Credit Risk

Credit risk represents the financial loss Enerplus would experience due to the potential non-performance of counterparties to its financial instruments. Enerplus is exposed to credit risk mainly through its joint venture, marketing and financial counterparty receivables.

Enerplus mitigates credit risk through credit management techniques, including conducting financial assessments to establish and monitor counterparties’ credit worthiness, setting exposure limits, monitoring exposures against these limits and obtaining financial assurances such as letters of credit, parental guarantees, or third party credit insurance where warranted. Enerplus monitors and manages its concentration of counterparty credit risk on an ongoing basis.

Enerplus’ maximum credit exposure at the balance sheet date consists of the carrying amount of its non-derivative financial assets and the fair value of its derivative financial assets. At December 31, 2019, approximately 77% of Enerplus’ marketing receivables were with companies considered investment grade.

Enerplus actively monitors past due accounts and takes the necessary actions to expedite collection, which can include withholding production, netting amounts off future payments or seeking other remedies including legal action. Should Enerplus determine that the ultimate collection of a receivable is in doubt, it will provide the necessary provision in its allowance for doubtful accounts with a corresponding charge to earnings. If Enerplus subsequently determines an account is uncollectible the account is written off with a corresponding charge to the allowance account. Enerplus’ allowance for doubtful accounts balance at December 31, 2019 was $3.7 million (December 31, 2018 – $3.9 million).

iii) Liquidity Risk & Capital Management

Liquidity risk represents the risk that Enerplus will be unable to meet its financial obligations as they become due. Enerplus mitigates liquidity risk through actively managing its capital, which it defines as debt (net of cash and cash equivalents) and shareholders’ capital. Enerplus’ objective is to provide adequate short and longer term liquidity while maintaining a flexible capital structure to sustain the future development of its business. Enerplus strives to balance the portion of debt and equity in its capital structure given its current oil and natural gas assets and planned investment opportunities.

Management monitors a number of key variables with respect to its capital structure, including debt levels, capital spending plans, dividends, share repurchases, access to capital markets, as well as acquisition and divestment activity.

At December 31, 2019, Enerplus was in full compliance with all covenants under the bank credit facility and outstanding senior notes.